Financial assets	12 Months Ended
Dec. 31, 2024
Financial assets
Financial assets

24.Financial assets

The details of financial assets as of 31 December 2024 and 2023 are as follows:

	31 December 2024		31 December 2023
	Non-		Non-
	current	Current	current	Current
Amortized cost	-	1,065,899	-	-
- Time deposits with maturity of more than three months	-	1,065,899	-	-
Fair value through profit or loss	5,961,731	3,573,688	781,797	12,806,149
- Currency protected time deposits (*)	-	3,573,688	-	12,806,149
- Investment funds (**)	5,961,731	-	781,797	-
Fair value through other comprehensive income	11,852,172	2,241,429	153,075	-
- Listed debt securities (***)	11,852,172	2,241,429	153,075	-
	17,813,903	6,881,016	934,872	12,806,149
(*)

In order to prioritize the TL in deposit preferences of savers and to increase the share of TL in banks’ balance sheets, the foreign currency protected deposit and participation account (“CPTD”) scheme was introduced in December 2021 by Ministry of Treasury and Finance of Turkiye (“MoTF”). The CPTD scheme consists of TL accounts to be opened under the support of the MoTF and conversions from foreign currency (FX) deposits to TL accounts to be supported by the CBRT. Savings of TL depositors are hedged against the exchange rate risk with the CPTD scheme supported by the MoTF. The CBRT-supported scheme enables FX deposit account holders to switch to TL deposit accounts. Depositors switching to TL accounts from their foreign currency accounts under the support of the CBRT will be able to continue to hedge their savings against the exchange rate risk by using the MoTF supported scheme at the end of the maturity period. Currency-protected time deposit accounts are classified as financial assets at fair value through profit or loss. The Group has converted its foreign currency deposit account amounting to USD 68,474 and EUR 15,000 into “Currency Protected TL Time Deposit Accounts”. Maturity of currency protected time deposit accounts is 1 year.

(**) Investment funds mainly consist of free market funds and Turkcell Venture Capital Investment Fund (GSYF), established by Re-Pie Portfolio Management Inc., as well as the shares and financial assets related to this fund. These funds are measured at fair value, and the corresponding changes in value are recognized in profit or loss.

(***) Listed debt securities are classified as financial assets at fair value through other comprehensive income.

	Fair Values
	31 December	31 December	Fair value
	2024	2023	hierarchy	Valuation technique
Financial assets at fair value through other comprehensive income	14,093,601	153,075	Level 1	Pricing models based on quoted market prices at the end of the reporting period,
Financial assets at fair value through profit or loss	5,427,500	118,840	Level 1	Pricing models based on quoted market prices at the end of the reporting period,
Financial assets at fair value through profit or loss	3,573,688	12,806,149	Level 2	Forward exchange rates at the reporting date
Financial assets at fair value through profit or loss	534,231	662,957	Level 3	Pricing models based on discounted cash flow
	23,629,020	13,741,021

24.Financial assets (continued)

The movement of the financial assets which is shown in Level 3 are as follows:

	2024	2023
Opening balance	662,957	567,730
Addition	153,467	27,058
Disposal	(137,288)	-
Remeasurement recognised in profit or loss	(144,905)	68,169
Closing balance	534,231	662,957

As of 31 December 2024, and 2023, the notional and fair value amounts of listed debt securities are as follows:

31 December 2024
	Notional amount	Fair value
Currency	(original currency)	(in TL)	Maturity
USD	135,000	4,712,855	15 May 2034
USD	54,500	2,109,168	16 October 2028
TRY	988,000	1,108,232	12 August 2026
TRY	1,001,000	1,066,790	12 September 2029
EUR	24,500	985,303	21 May 2030
USD	22,500	852,843	12 November 2026
USD	20,000	723,456	23 January 2025
USD	15,000	565,800	1 October 2025
USD	13,000	468,617	12 December 2025
USD	11,500	426,300	5 October 2034
USD	11,000	416,006	16 January 2029
USD	10,000	354,485	3 December 2025
USD	4,500	174,675	19 October 2028
USD	3,620	129,071	31 March 2025
Total listed debt securities		14,093,601

31 December 2023
	Notional amount	Fair value
Currency	(original currency)	(in TL)	Maturity
TRY	73,426	153,075	Indefinite
Total listed debt securities		153,075

As of 31 December 2024, and 2023, the notional and fair value amounts of currency protected time deposits are as follows:

31 December 2024
	Notional amount	Fair value
Currency	(original currency)	(in TL)	Maturity
TRY	1,644,192	2,204,151	25 April 2025
TRY	505,259	650,212	26 February 2025
TRY	246,418	318,588	21 February 2025
TRY	155,895	200,435	28 February 2025
TRY	155,646	200,302	27 February 2025
Total currency protected time deposits		3,573,688

24.Financial assets (continued)

31 December 2023
	Notional amount	Fair value
Currency	(original currency)	(in TL)	Maturity
TL	1,191,635	2,501,231	22 February 2024
TL	1,071,635	2,486,610	26 February 2024
TL	955,742	1,668,658	27 February 2024
TL	599,368	1,032,389	26 April 2024
TL	972,020	721,410	10 May 2024
TL	207,853	604,290	12 February 2024
TL	700,000	1,123,365	28 February 2024
TL	428,045	684,812	31 July 2024
TL	269,857	470,494	16 August 2024
TL	274,462	467,039	28 August 2024
TL	229,780	365,499	2 October 2024
TL	140,639	245,793	1 April 2024
TL	94,501	217,423	15 April 2024
TL	94,501	217,136	24 October 2024
Total currency protected time deposits		12,806,149

During the year, the following gains (losses) were recognized in other comprehensive income.

	31 December	31 December
	2024	2023
Gains / (Losses) recognized in other comprehensive income
Related to financial assets	100,930	215,993
Related to financial assets, tax effect	(25,233)	(7,961)
	75,697	208,032